Consolidated Statements of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Operating activities
Net income (loss)	$ (4)	$ (28)	$ (772)	$ (244)
Other income		(1)		(2)
Depletion, depreciation, impairment and accretion	29	58	873	328
Provisions loss (gain)	1	(7)	(22)	(9)
Financing		2	1	6
Share-based compensation	1	1	2	3
Unrealized risk management loss (gain)		(3)		5
Unrealized foreign exchange loss (gain)	(2)	1	1	(5)
Other		1	1	2
Decommissioning expenditures	(1)	(5)	(9)	(8)
Onerous office lease settlements	(2)		(7)	(2)
Change in non-cash working capital	12	13	1	(46)
Cash flows from (used in) operating activities	34	32	69	28
Investing activities
Capital expenditures	(5)	(27)	(46)	(69)
Property dispositions (acquisitions), net				11
Change in non-cash working capital	1	14	(13)	(5)
Cash flows from (used in) investing activities	(4)	(13)	(59)	(63)
Financing activities
Lease receivable receipts		2	2	7	$ 9
Lease liabilities settlements	(1)	(5)	(5)	(20)
Increase (decrease) in long-term debt	(25)	(12)	(4)	67
Repayments of senior notes				(17)
Realized foreign exchange loss on repayments				3
Cash flows from (used in) financing activities	(26)	(15)	(7)	40
Change in cash and cash equivalents	4	4	3	5
Cash and cash equivalents, beginning of period	2	1	3
Cash and cash equivalents, end of period	$ 6	$ 5	$ 6	$ 5	$ 3